Derivatives and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	September 30, 2026	December 31, 2025	September 30, 2026	December 31, 2025
		(U.S. $ in thousands)		(U.S. $ in thousands)
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$13	$15	$49,486	$5,680
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	1,037	454	27,917	55,880
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(79)	(175)	30,431	99,514
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(36)	(235)	6,185	29,587
		$935	$59	$114,019	$190,661